Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest income
Loans and fees on loans	$ 10,634,674	$ 10,377,342
Federal funds sold	2,720	2,286
Investment securities, taxable	60,427	55,648
Investment securities, dividends	24,419	22,190
Deposits with banks	93,744	81,449
Total interest income	10,815,984	10,538,915
Interest expense
Deposits	1,067,116	1,175,130
Federal funds purchased and securities sold under agreements to repurchase	19	80
Short-term debt	0	38,543
Federal Home Loan Bank advances	282,431	291,491
Total interest expense	1,349,566	1,505,244
Net interest income	9,466,418	9,033,671
Provision for loan losses	211,863	319,565
Net interest income after provision for loan losses	9,254,555	8,714,106
Noninterest income
Service charges on deposit accounts	795,832	863,862
Gain on the sale of government guaranteed loans	127,362	229,130
Fees on loans delivered to correspondents	30,650	78,763
Other service charges and fees	678,053	576,993
Gain (loss) on sale of investment securities	(1,670)	9,206
Income from bank owned life insurance	160,752	163,982
Insurance commissions	766,855	666,704
Other operating income	278,365	318,204
Life insurance proceeds	419,150	0
Total noninterest income	3,255,349	2,906,844
Noninterest expense
Salaries and employee benefits	3,931,262	3,762,207
Occupancy expense	442,858	429,536
Equipment expense	269,221	237,229
Data processing	453,417	414,309
Foreclosed assets, net	3,331	(3,312)
Postage, printing and supplies	189,646	190,985
Professional fees	463,844	389,338
FDIC insurance premiums	119,794	104,317
Other expense	1,441,848	1,447,323
Total noninterest expense	7,315,221	6,971,932
Net income before income taxes	5,194,683	4,649,018
Income tax expense	1,751,114	1,759,667
Net income	3,443,569	2,889,351
Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$ 3,260,146	$ 2,705,928
Basic earnings per common share (in dollars per share)	$ 0.92	$ 0.76
Diluted earnings per common share (in dollars per share)	$ 0.82	$ 0.69
Basic weighted average common shares outstanding (in shares)	3,544,057	3,542,984
Diluted weighted average common shares outstanding (in shares)	4,179,908	4,176,919
Dividends declared on common stock (in dollars per share)	$ 0.22	$ 0.21